CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 416,379,000	$ 483,525,000		$ 66,161,000	$ 29,043,000
Short-term investments	155,847,000	111,867,000		84,754,000
Accounts receivable	9,234,000	6,516,000		4,523,000
Inventory	20,837,000	9,708,000		8,405,000
Prepaid expenses and other current assets	18,657,000	976,000		1,888,000
Total current assets	621,975,000	612,592,000		165,731,000
Restricted cash	776,000	612,000		612,000
Property and equipment, net	12,331,000	12,160,000		18,387,000
Capitalized software, net	268,000	312,000		446,000
Goodwill	201,308,000	2,252,000		2,252,000
Intangible assets, net	144,103,000	9,102,000		2,994,000
Other noncurrent assets	6,826,000	4,879,000		2,289,000
Total Assets	987,587,000	641,909,000		192,711,000
Current liabilities:
Accounts payable	5,227,000	7,591,000		10,228,000
Customer deposits	2,792,000	1,480,000		2,325,000
Current portion of operating lease liability	1,639,000	868,000		806,000
Accrued expenses and other current liabilities	15,324,000	7,565,000		5,053,000
Deferred revenue	3,405,000	3,004,000		2,230,000
Current portion of long-term debt, net of deferred financing costs	11,019,000	9,991,000
Total current liabilities	39,406,000	30,499,000		20,642,000
Warrant liability	0	93,328,000	$ 58,761
Long-term debt, net of deferred financing costs	163,000			9,972,000
Lease liability, net of current portion	3,248,000	2,157,000		3,026,000
Total liabilities	48,023,000	125,984,000		33,640,000
Commitments and Contingences (Note 15)
Legacy Convertible Preferred Stock (Note 17)
Convertible Preferred Stock (Note 11)
Stockholders' Equity
Preferred Stock, $0.0001 par value-authorized, 50,000,000 shares; no shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively
Common Stock, $0.0001 par value-500,000,000 shares authorized; 226,756,733 and 160,500,702 shares issued at December 31, 2020 and December 31, 2019, respectively, 224,626,597 and 154,913,934 shares outstanding at December 31, 2020 and December 31, 2019, respectively	25,000	23,000		16,000
Additional paid-in capital	1,326,945,000	844,188,000		453,242,000
Accumulated deficit	(387,385,000)	(328,277,000)		(294,262,000)
Accumulated other comprehensive (loss) income	(21,000)	(9,000)		75,000
Total Stockholders' Equity	939,564,000	515,925,000	$ 138,625,000	(277,462,000)	$ (184,569,000)
Total Liabilities and Stockholders' Equity	987,587,000	641,909,000		192,711,000
Acquired technology
Current assets:
Intangible assets, net	$ 85,305,000	9,102,000
As Reported
Current liabilities:
Total liabilities		32,656,000
Stockholders' Equity
Additional paid-in capital		993,933,000
Accumulated deficit		(384,694,000)
Total Stockholders' Equity		$ 609,253,000		$ 159,071,000